CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 333-21975 AND 811-08057
REGISTRANT:  The Guardian Separate Account E

In lieu of filing under paragraph (b) or (c) of Section 497 of the Securities Act of 1933, as amended, the undersigned hereby certifies that:

(1) The form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on Form N-4 filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on Form N-4 has been filed electronically.

Signatures

The Guardian Separate Account E and The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on its behalf in the City of New York, State of New York, on May 2, 2001.

The Guardian Separate Account E, Registrant

The Guardian Insurance & Annuity Company, Inc., Depositor


By:           /s/ Bruce C. Long
     -------------------------------------
                 Bruce C. Long
            Executive Vice President